GUARANTEE LIABILITIES - Contractual amounts (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 45,666,180,000	¥ 49,857,705,000
Current contractual amounts of outstanding loans subject to guarantee	44,900,311,000	49,117,630,000
0 - 30 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	491,648,000	446,780,000
31 - 60 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	254,927,000	235,769,000
61 - 90 days past due
GUARANTEE LIABILITIES
Contractual amounts of outstanding loans subject to guarantee	¥ 19,294,000	¥ 57,526,000